Financial result (Tables)	12 Months Ended
Dec. 31, 2024
Financial result
Schedule of other financial income and expense

	Year ended December 31,
	2024	2023	2022

	(Euro, in thousands)
Fair value adjustments and net currency exchange differences:
Net unrealized currency exchange gain/loss (-)	€22,727	€(20,544)	€41,559
Net realized currency exchange gain/loss (-)	(678)	(1,118)	2,825
Fair value re-measurement of warrants	4	18	186
Fair value loss on financial assets held at fair value through profit or loss	—	(390)	—
Fair value gain on current financial investments	73,742	38,286	6,929
Total fair value adjustments and net currency exchange differences	95,795	16,252	51,498

Other financial income:
Interest income	89,378	79,290	18,094
Discounting effect of non-current R&D incentives receivables	1,132	617	93
Discounting effect of other non-current liabilities	395	318	—
Other finance income	223	24	376
Total other financial income	91,128	80,249	18,563

Other financial expenses:
Interest expenses	(911)	(1,770)	(6,884)
Discounting effect of other non-current liabilities	—	—	(2,271)
Other finance charges	(759)	(843)	(699)
Total other financial expense	(1,670)	(2,613)	(9,854)

Total net financial result	€185,253	€93,888	€60,206